Quarterly Report
August 31, 2024
MFS®  International Intrinsic Value Fund
FGI-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Airlines – 0.8%
Ryanair Holdings PLC, ADR	1,667,174	$185,823,214
Alcoholic Beverages – 2.9%
Diageo PLC	10,456,980	$341,572,689
Pernod Ricard S.A.	2,230,419	317,557,030
		$659,129,719
Apparel Manufacturers – 1.4%
Adidas AG	453,478	$115,999,020
Compagnie Financiere Richemont S.A.	721,950	113,886,214
LVMH Moet Hennessy Louis Vuitton SE	119,153	89,379,036
		$319,264,270
Automotive – 0.8%
Knorr-Bremse AG	2,197,905	$181,009,470
Brokerage & Asset Managers – 4.4%
Deutsche Boerse AG	2,085,768	$467,807,801
Euronext N.V.	2,403,295	256,627,753
London Stock Exchange Group PLC	2,043,810	275,887,799
		$1,000,323,353
Business Services – 4.1%
Experian PLC	6,850,735	$333,600,387
Intertek Group PLC	2,822,063	184,388,990
Nomura Research Institute Ltd.	5,978,854	201,819,022
SGS S.A.	1,801,611	200,581,689
		$920,390,088
Computer Software – 5.6%
Cadence Design Systems, Inc. (a)	1,993,200	$536,031,276
Dassault Systemes SE	2,840,942	111,012,975
NICE Systems Ltd., ADR (a)	717,914	124,730,378
SAP SE	2,239,334	488,413,991
		$1,260,188,620
Computer Software - Systems – 4.8%
Amadeus IT Group S.A.	3,990,335	$269,241,239
Cap Gemini S.A.	1,525,816	318,342,369
Samsung Electronics Co. Ltd. (a)	8,720,105	489,005,497
		$1,076,589,105
Construction – 3.3%
Compagnie de Saint-Gobain S.A.	3,968,640	$346,918,754
CRH PLC	4,324,389	392,524,790
		$739,443,544
Consumer Products – 4.7%
Beiersdorf AG	1,204,192	$174,277,900
Haleon PLC	82,055,291	411,655,285
KOSE Corp.	470,700	28,965,969
Lion Corp.	6,167,500	62,628,454
ROHTO Pharmaceutical Co. Ltd.	11,541,200	274,418,299
Svenska Cellulosa Aktiebolaget	7,751,914	108,206,444
		$1,060,152,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.7%
Legrand S.A.	5,205,049	$586,699,194
Mitsubishi Electric Corp.	22,099,500	369,005,264
Schneider Electric SE	2,778,279	705,433,799
Yokogawa Electric Corp.	2,879,000	80,931,825
		$1,742,070,082
Electronics – 6.1%
Analog Devices, Inc.	1,418,026	$333,009,226
ASML Holding N.V.	198,948	179,935,191
Hirose Electric Co. Ltd.	1,353,900	178,245,256
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,082,378	700,944,303
		$1,392,133,976
Energy - Independent – 1.4%
Woodside Energy Group Ltd.	17,071,816	$314,182,092
Energy - Integrated – 4.9%
Aker BP ASA	8,021,656	$193,135,739
Galp Energia SGPS S.A., “B”	6,386,451	132,437,761
Petroleo Brasileiro S.A., ADR	8,124,447	113,254,791
TotalEnergies SE	9,595,507	662,412,538
		$1,101,240,829
Engineering - Construction – 0.6%
Taisei Corp.	3,193,900	$144,259,674
Food & Beverages – 2.7%
Chocoladefabriken Lindt & Sprungli AG	5,604	$73,968,449
Ezaki Glico Co. Ltd.	2,956,600	84,107,663
Novozymes A/S	2,214,824	153,936,921
Toyo Suisan Kaisha Ltd.	4,639,600	289,613,158
		$601,626,191
Food & Drug Stores – 0.2%
Ocado Group PLC (a)	8,265,139	$37,413,783
Insurance – 1.8%
Hiscox Ltd.	7,739,693	$119,636,566
Samsung Fire & Marine Insurance Co. Ltd.	300,689	78,304,367
Willis Towers Watson PLC	750,726	219,294,572
		$417,235,505
Internet – 0.5%
M3, Inc.	11,955,400	$115,146,065
Machinery & Tools – 4.3%
Epiroc AB	7,700,449	$148,643,405
GEA Group AG	4,524,169	212,043,073
IMI PLC (h)	14,415,868	348,613,394
Schindler Holding AG	573,740	159,322,680
Spirax Group PLC	1,048,087	106,650,511
		$975,273,063
Major Banks – 9.9%
Banco de Sabadell S.A.	82,859,739	$177,965,481
Bank of Ireland Group PLC	33,107,469	381,320,311
Lloyds TSB Group PLC	181,978,237	140,487,808
National Bank of Greece S.A	9,634,460	84,006,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
NatWest Group PLC	131,791,050	$599,103,458
Resona Holdings, Inc.	64,640,900	458,913,696
UBS Group AG	13,257,711	406,015,602
		$2,247,812,361
Medical Equipment – 5.8%
Agilent Technologies, Inc.	2,122,018	$303,278,813
Bruker BioSciences Corp.	2,708,902	182,011,125
EssilorLuxottica	1,399,748	331,427,648
Olympus Corp.	7,777,300	142,251,963
Shimadzu Corp.	10,331,500	344,915,377
		$1,303,884,926
Metals & Mining – 1.1%
Glencore PLC	47,975,364	$254,240,995
Other Banks & Diversified Financials – 6.5%
AIB Group PLC	88,587,356	$533,198,644
CaixaBank S.A.	82,894,455	501,004,502
Chiba Bank Ltd.	17,496,800	147,537,628
Julius Baer Group Ltd.	2,203,109	129,319,870
Jyske Bank A.S.	507,530	40,726,648
Mebuki Financial Group, Inc.	18,051,970	71,247,073
North Pacific Bank Ltd.	987,200	2,949,186
Sydbank A.S.	1,123,821	56,984,408
		$1,482,967,959
Pharmaceuticals – 1.9%
Bayer AG	1,468,916	$45,405,672
Roche Holding AG	1,131,698	382,358,291
		$427,763,963
Precious Metals & Minerals – 4.8%
Agnico Eagle Mines Ltd.	2,648,846	$215,815,153
Franco-Nevada Corp.	5,000,031	610,548,066
Wheaton Precious Metals Corp.	4,142,097	255,997,669
		$1,082,360,888
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	2,016,853	$343,666,490
Specialty Chemicals – 2.3%
Croda International PLC	1,361,804	$73,895,111
Nitto Denko Corp.	1,091,300	91,521,409
Sika AG	529,036	169,571,711
Symrise AG	1,483,563	195,233,709
		$530,221,940
Specialty Stores – 0.3%
Zalando SE (a)	2,771,662	$71,815,351
Total Common Stocks		$21,987,629,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.35% (v)	567,446,205	$567,616,438

Other Assets, Less Liabilities – 0.4%		99,322,318
Net Assets – 100.0%		$22,654,568,623
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $916,229,832 and $21,639,016,473, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,957,964,984	$1,767,846,112	$—	$3,725,811,096
United Kingdom	923,816,641	2,695,854,925	—	3,619,671,566
Japan	965,457,756	2,123,019,225	—	3,088,476,981
Germany	946,899,934	1,005,106,053	—	1,952,005,987
Switzerland	656,908,429	978,116,077	—	1,635,024,506
United States	1,573,625,012	—	—	1,573,625,012
Ireland	719,021,858	381,320,311	—	1,100,342,169
Canada	1,082,360,888	—	—	1,082,360,888
Spain	177,965,481	770,245,741	—	948,211,222
Other Countries	1,769,942,463	1,492,157,977	—	3,262,100,440
Mutual Funds	567,616,438	—	—	567,616,438
Total	$11,341,579,884	$11,213,666,421	$—	$22,555,246,305
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC	$353,648,089	$—	$10,728,279	$3,343,377	$2,350,207	$348,613,394
MFS Institutional Money Market Portfolio	626,197,991	465,519,774	524,211,223	7,028	102,868	567,616,438
	$979,846,080	$465,519,774	$534,939,502	$3,350,405	$2,453,075	$916,229,832
Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC	$1,832,905	$—
MFS Institutional Money Market Portfolio	8,180,803	—
	$10,013,708	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2024, are as follows:
France	16.4%
United Kingdom	16.0%
Japan	13.6%
United States	9.9%
Germany	8.6%
Switzerland	7.2%
Ireland	4.9%
Canada	4.8%
Spain	4.2%
Other Countries	14.4%